Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes

(10) Income taxes

As a result of the recapitalization transactions, the Company became the sole managing member of Pla-Fit Holdings, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Pla-Fit Holdings is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by Pla-Fit Holdings is passed through to and included in the taxable income or loss of its members, including the Company following the recapitalization transactions, on a pro rata basis. Planet Fitness Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to our allocable share of any taxable income of Pla-Fit Holdings following the recapitalization transactions. The Company is also subject to taxes in foreign jurisdictions.

The Company incurs U.S. federal and state income taxes on its 37.1% share of income flowed through from Pla-Fit Holdings. Our effective tax rate on such income was approximately 39.4%. The provision for income taxes also reflects an effective state tax rate of 2.5% applied to non-controlling interests, representing the remaining 62.9% of income before taxes, excluding income from variable interest entities, related to Pla-Fit Holdings.

Net deferred tax assets of $115,523 and $117,358 as of March 31, 2016 and December 31, 2015, respectively, relate primarily to the tax effects of temporary differences in the book basis as compared to the tax basis of our investment in Pla-Fit Holdings as a result of the recapitalization transactions and IPO. The Company has net operating loss carryforwards related to its Canada operations of approximately $2,411, which begin to expire in 2034. It is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets.

As of March 31, 2016, the total liability related to uncertain tax positions is $300. The Company recognizes interest accrued and penalties, if applicable, related to unrecognized tax benefits in income tax expense. Interest and penalties for the three months ended March 31, 2016 were not material.

Tax benefit arrangements

The Company’s acquisition of Holdings Units in connection with the IPO and future and certain past exchanges of Holdings Units for shares of the Company’s Class A common stock (or cash at the option of the Company) are expected to produce and have produced favorable tax attributes. In connection with the IPO, the Company entered into two tax receivable agreements. Under the first of those agreements, the Company generally is required to pay to the Continuing LLC Owners 85% of the applicable tax savings, if any, in U.S. federal and state income tax that the Company is deemed to realize as a result of certain tax attributes of their Holdings Units sold to the Company (or exchanged in a taxable sale) and that are created as a result of (i) the sales of their Holdings Units for shares of Class A common stock and (ii) tax benefits attributable to payments made under the tax receivable agreement (including imputed interest). Under the second tax receivable agreement, the Company generally is required to pay to the Direct TSG Investors 85% of the amount of tax savings, if any, that the Company is deemed to realize as a result of the tax attributes of the Holdings Units held in respect of the Direct TSG Investors’ interest in the Company, which resulted from the Direct TSG Investors’ purchase of interests in Pla-Fit Holdings in 2012, and certain other tax benefits. Under both agreements, the Company generally retains the benefit of the remaining 15% of the applicable tax savings. Also, pursuant to the exchange agreement (see Note 8), to the extent an exchange results in Pla-Fit Holdings, LLC incurring a current tax liability relating to the New Hampshire business profits tax, the Continuing LLC Owners have agreed that they will contribute to Pla-Fit Holdings, LLC an amount sufficient to pay such tax liability (up to 3.5% of the value received upon exchange). If and when the Company subsequently realizes a related tax benefit, Pla-Fit Holdings, LLC will distribute the amount of any such tax benefit to the relevant Continuing LLC Owner in respect of its contribution. As of March 31, 2016, the Company has a liability of $138,078 related to its projected obligations under the tax benefit arrangements. Projected future payments under the tax benefit arrangements are as follows:

Amount
Remainder of 2016	$906
2017	7,389
2018	7,336
2019	7,389
2020	7,585
Thereafter	107,473

Total	$138,078

(16) Income taxes

Income before the provision for income taxes as shown in the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2015	2014	2013
Domestic	$48,716	$39,534	$26,432
Foreign	(1,438)	(1,056)	—

Total current tax expense	47,278	38,478	26,432

The provision (benefit) for income taxes consists of the following:

	Year Ended December 31,
	2015	2014	2013

Current:
Federal	$686	$—	$—
State	2,188	1,078	2,063
Foreign	139	168	—

Total current tax expense	3,013	1,246	2,063

Deferred:
Federal	5,636	—	—
State	935	217	(1,430)
Foreign	(436)	(280)	—

Total deferred tax (benefit) expense	6,135	(63)	(1,430)

Provision for income taxes	$9,148	$1,183	$633

As a result of the recapitalization transactions, the Company became the sole managing member of Pla-Fit Holdings, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Pla-Fit Holdings is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by Pla-Fit Holdings is passed through to and included in the taxable income or loss of its members, including the Company following the recapitalization transactions, on a pro rata basis. Planet Fitness, Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to our allocable share of any taxable income of Pla-Fit Holdings following the recapitalization transactions. The Company is also subject to taxes in foreign jurisdictions.

A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

Year Ended December 31, 2015
U.S. statutory tax rate	35.0%
State and local taxes, net of federal benefit	6.2%
Rate change on deferred tax asset from recapitalization	6.9%
Tax benefit arrangement liability adjustment	(2.1)%
Foreign tax rate differential	0.3%
Withholding taxes and other	0.2%
Income attributable to non-controlling interests	(27.1)%

Effective tax rate	19.4%

The Company incurs U.S. federal and state income taxes on its 37.1% share of income flowed through from Pla-Fit Holdings. Our effective tax rate on such income was approximately 39.4%. The provision for income taxes also reflects an effective state tax rate of 2.5% applied to non-controlling interests, representing the remaining 62.9% of income before taxes, excluding income from variable interest entities, related to Pla-Fit Holdings.

Deferred income taxes are provided for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the accompanying consolidated balance sheets. These temporary differences result in taxable or deductible amounts in future years. Details of the Company’s deferred tax assets and liabilities are summarized as follows:

	Year Ended December 31,
	2015	2014

Deferred tax assets:
Accrued expense and reserves	$353	$75
Deferred revenue	1,276	182
Goodwill and intangible assets	113,460	—
Net operating loss	716	280
Other	2,841	85

Deferred tax assets	$118,646	$622

Deferred tax liabilities:
Prepaid expenses	(674)	(94)
Goodwill and intangible assets	—	(717)
Property and equipment	(614)	(154)

Total deferred tax liabilities	$(1,288)	$(965)

Total deferred tax assets and liabilities	$117,358	$(343)

The Company has net operating loss carryforwards related to its Canada operations of approximately $716, which begin to expire in 2034. It is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets.

As of December 31, 2015 and 2014, the total liability related to uncertain tax positions is $300. The amount of unrecognized tax benefit, if recognized, would reduce income tax expense by $300. The Company does not expect the amount of unrecognized tax benefits to change materially in the next twelve months. The Company recognizes interest accrued and penalties, if applicable, related to unrecognized tax benefits in income tax expense. Interest and penalties for the year ended December 31, 2015 were not material.

Tax benefit arrangements

The Company’s acquisition of Holdings Units in connection with the IPO and future and certain past exchanges of Holdings Units for shares of the Company’s Class A common stock (or cash at the option of the Company) are expected to produce and have produced favorable tax attributes. In connection with the IPO, the Company entered into two tax receivable agreements. Under the first of those agreements, the Company generally is required to pay to the Continuing LLC Owners 85% of the applicable tax savings, if any, in U.S. federal and state income tax that the Company is deemed to realize as a result of certain tax attributes of their Holdings Units sold to the Company (or exchanged in a taxable sale) and that are created as a result of (i) the sales of their Holdings Units for shares of Class A common stock and (ii) tax benefits attributable to payments made under the tax receivable agreement (including imputed interest). Under the second tax receivable agreement, the Company generally is required to pay to the Direct TSG Investors 85% of the amount of tax savings, if any, that the Company is deemed to realize as a result of the tax attributes of the Holdings Units held in respect of the Direct TSG Investors’ interest in the Company, which resulted from the Direct TSG Investors’ purchase of interests in Pla-Fit Holdings in 2012, and certain other tax benefits. Under both agreements, the Company generally retains the benefit of the remaining 15% of the applicable tax savings. Also, pursuant to the exchange agreement (see Note 13), to the extent an exchange results in Pla-Fit Holdings, LLC incurring a current tax liability relating to the New Hampshire business profits tax, the Continuing LLC Owners have agreed that they will contribute to Pla-Fit Holdings, LLC an amount sufficient to pay such tax liability (up to 3.5% of the value received upon exchange). If and when the Company subsequently realizes a related tax benefit, Pla-Fit Holdings, LLC will distribute the amount of any such tax benefit to the relevant Continuing LLC Owner in respect of its contribution. The Company recorded other income of $2,549 in the year ended December 31, 2015 reflecting a reduction in the tax benefit obligation attributable to a reduction in the expected related tax benefits. The tax benefit obligation was $140,191 as of December 31, 2015.

Projected future payments under the tax benefit arrangements are as follows:

Amount
2016	$3,019
2017	7,125
2018	7,072
2019	7,125
2020	7,321
Thereafter	108,529

Total	$140,191